Financial Liabilities at FVTPL - Summary Of Credit Risk Reflected In Financial Liabilities At FVTPL (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities designated to be measured at FVTPL at the end of each period		₩ 547,816	₩ 0	₩ 0
Changes in fair value due to change in credit risk	[1]	(1,831)	0	0
Accumulated change in fair value due to change in credit risk	[1]	(1,831)	₩ 0	₩ 0
Amounts recognized in other comprehensive income		1,831
Accumulated profit		₩ 1,831

[1]	The amounts recognized in other comprehensive income related to financial liabilities designated to be measured at FVTPL are 1,831 million Won during the year ended December 31, 2024, with an accumulated profit of 1,831 million Won.